Earnings per Common Share	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER COMMON SHARE
Basic earnings per common share is computed by dividing the net income available to common stockholders by the weighted average of common shares outstanding during the period. Diluted earnings per common share adjusts basic earnings per common share for the effects of stock options and restricted stock in the periods in which such effect is dilutive.
On May 1, 2013, 75,397,241 shares of our common stock were distributed to Valero’s stockholders and Valero in conjunction with the separation and distribution. For comparative purposes, and to provide a more meaningful calculation of earnings per share, we have assumed this amount to be outstanding as of the beginning of each period prior to the separation and distribution presented in the calculation of weighted-average shares outstanding.
The following table provides a reconciliation of basic and diluted earnings per common share computations for the three and six months ended June 30, 2013 and 2012 (in millions, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Earnings per common share:
Net income attributable to stockholders	$43	$108	$64	$122
Weighted-average common shares outstanding (in thousands)	75,397	75,397	75,397	75,397
Total earnings per share	$0.57	$1.43	$0.84	$1.62

Earnings per common share - assuming dilution:
Net income attributable to stockholders	$43	$108	$64	$122
Weighted-average common shares outstanding (in thousands)	75,397	75,397	75,397	75,397
Common equivalent shares:
Restricted stock (in thousands)	10	—	5	—
Weighted-average common shares outstanding - assuming dilution (in thousands)	75,407	75,397	75,402	75,397
Earnings per common shares - assuming dilution	$0.57	$1.43	$0.84	$1.62

Excluded from the calculation of shares used in the diluted earnings per share calculation for the three months and six months ended June 30, 2013 are 131,622 and 66,174 of weighted-average anti-dilutive options, respectively. Excluded from the calculation of shares used in the diluted earnings per share calculation for the three months and six months ended June 30, 2013 are 106,760 and 53,676 of weighted-average anti-dilutive restricted shares, respectively.
No stock-based awards of CST were issued in exchange for either vested or non-vested Valero stock-based awards held by our employees prior to the separation and distribution. Therefore, there are no stock-based awards included in the calculation of shares used in the diluted earnings per share prior to the separation and distribution.